Intangible Assets, Net	6 Months Ended
Jun. 30, 2026
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	As of
	December 31, 2025	June 30, 2026
	RMB	RMB	US$
Purchased copyright	72,415	78,581	11,582
Less: accumulated amortization	(27,298)	(38,905)	(5,734)
Balance at the end of the year	45,117	39,676	5,848

The intangible assets are amortized using the straight-line method, which is the Company’s best estimate of how these assets will be economically consumed over their respective estimated useful lives of one to ten years.

Amortization expense was RMB18,304 and RMB15,635 (US$2,304) for the six months ended June 30, 2025 and 2026, respectively.

The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:

	RMB	US$
Remaining of 2026	13,252	1,953
2027	10,329	1,522
2028	4,943	729
2029	2,209	326
2030	2,906	428
Thereafter	6,037	890
	39,676	5,848